Foreign activities (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Consolidated Income Statement and Total Assets Information by Major Geographic Area
The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

		Americas
	Japan	United States of America	Others	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2019:
Total revenue (1)	1,705.5	792.1	66.0	249.7	616.5	3,429.8
Total expenses (2)	2,082.6	696.5	46.1	203.2	316.3	3,344.7

Income (loss) before income tax expense	(377.1)	95.6	19.9	46.5	300.2	85.1

Net income (loss)	(331.4)	85.3	17.0	34.6	270.2	75.7

Total assets at end of fiscal year	133,443.5	25,913.5	4,824.7	15,322.5	18,107.0	197,611.2

Fiscal year ended March 31, 2020:
Total revenue (1)	1,681.0	801.5	95.1	270.4	610.9	3,458.9
Total expenses (2)	2,008.9	679.2	41.5	239.1	336.7	3,305.4

Income (loss) before income tax expense	(327.9)	122.3	53.6	31.3	274.2	153.5

Net income (loss)	(312.8)	100.4	51.5	23.6	243.6	106.3

Total assets at end of fiscal year	137,470.4	34,650.4	4,137.3	15,487.0	19,473.7	211,218.8

Fiscal year ended March 31, 2021:
Total revenue (1)	2,290.8	503.8	154.5	188.7	360.1	3,497.9
Total expenses (2)	1,918.2	243.5	14.4	115.8	177.2	2,469.1

Income (loss) before income tax expense	372.6	260.3	140.1	72.9	182.9	1,028.8

Net income (loss)	235.6	227.4	137.2	60.9	156.9	818.0

Total assets at end of fiscal year	152,613.7	31,939.9	4,405.3	14,150.6	18,542.0	221,651.5

Notes:
(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for credit losses and Noninterest expenses.